Restructuring and Other Related Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs

Restructuring and other related charges as classified in our condensed consolidated statements of income were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2018	2017	2018	2017
Cost of goods and services	$(33)	$(16)	$1,557	$(17)
Selling, general and administrative expense	(6)	24	916	38

Total	$(39)	$8	$2,473	$21

The Company initiated various restructuring programs and incurred severance and other restructuring costs by segment as follows:

	Years Ended December 31,
	2017	2016	2015
Production & Automation Technologies	$6,921	$12,757	$18,750
Drilling Technologies	—	2,405	2,480

Total	$6,921	$15,162	$21,230

These amounts are classified in the Combined Statements of Income as follows:

Cost of goods and services	$6,332	$9,465	$9,095
Selling, general and administrative expenses	589	5,697	12,135

Total	$6,921	$15,162	$21,230

Schedule of Restructuring Accruals Activities

The following table details the Company’s severance and other restructuring accrual activities:

	Severance	Exit	Total
Balance at December 31, 2014	$95	$—	$95
Restructuring charges	9,366	11,864	21,230
Payments	(8,197)	(3,947)	(12,144)
Other, including foreign currency translation (1)	(100)	(7,194)	(7,294)

Balance at December 31, 2015	1,164	723	1,887
Restructuring charges	10,496	4,666	15,162
Payments	(11,235)	(2,410)	(13,645)
Other, including foreign currency translation (1)	(175)	(2,770)	(2,945)

Balance at December 31, 2016	$250	$209	$459

Restructuring charges	151	6,770	6,921
Payments	(400)	(978)	(1,378)
Other, including foreign currency translation (1)	(1)	(3,450)	(3,451)

Balance at December 31, 2017	$—	$2,551	$2,551

(1)

Other activity in exit reserves primarily represents the non-cash write-off of long-lived assets and inventory in connection with certain facility closures and exit of certain nonstrategic product lines.